Advances for Vessel Acquisitions	6 Months Ended
Jun. 30, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

6. Advances for Vessels Acquisitions:
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted, subject to the loan concluded on January 14, 2011 (Note 9), with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,000 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between November 2013 and January 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly- owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S 4010 and S 4011), each of approximately 9,000 TEU capacity. These two newbuild vessels are scheduled to be delivered to the Company by the end of 2012. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed regarding the three 9,000 TEU vessels discussed in the preceding paragraph.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Undine Shipping Co., Terance Shipping Co., Quentin Shipping Co., Raymond Shipping Co. and Sander Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels, each of approximately 8,800 TEU capacity. The five newbuild vessels are scheduled for delivery in the first three quarters of 2013 and the Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010 for the three approximately 9,000 TEU vessels discussed above.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $209,981 was paid up to June 30, 2012 ($143,131 during the year ended December 31, 2011 and $66,850 during the six month period ended June 30, 2012).
The amount of $148,373 and $217,569 separately reflected in the accompanying December 31, 2011 and June 30, 2012, consolidated balance sheets respectively,  include amounts paid to the shipyards and other costs, as analyzed below:

	December 31, 2011	June 30, 2012
Pre-delivery installments	143,131	209,981
Capitalized interest and finance costs	2,773	4,863
Other capitalized costs	2,469	2,725
Total	148,373	217,569